Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets	The amounts included in the consolidated balance sheets arising from the Group’s obligation in respect of its defined benefit plans excluding those for executive managers were as follows:

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Present value of the defined benefit obligation	$10,261,997	$10,193,848	$332,915
Fair value of the plan assets	(6,477,877)	(6,617,058)	(216,103)

Present value of unfunded defined benefit obligation	3,784,120	3,576,790	116,812
Recorded under other payables	(88,983)	(20,281)	(662)
Recorded under other non-current assets	248,843	181,844	5,939

Net defined benefit liabilities	$3,943,980	$3,738,353	$122,089

Summary of Movements in Net Defined Benefit Liability (Asset)
Movements in net defined benefit liabilities were as follows:

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$

Balance at January 1, 2021	$12,159,145	$(5,962,305)	$6,196,840

Service cost
Current service cost	173,307	—	173,307
Past service cost and gain on settlements	(10,284)	—	(10,284)
Net interest expense (income)	78,501	(59,761)	18,740

Recognized in profit or loss	241,524	(59,761)	181,763

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(42,636)	(42,636)
Actuarial (gain) loss
Changes in financial assumptions	(418,542)	—	(418,542)
Experience adjustments	242,896	—	242,896
Changes in demographic assumptions	160,156	—	160,156

Recognized in other comprehensive income	(15,490)	(42,636)	(58,126)

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$

Contributions from the employer	$—	$(542,584)	$(542,584)
Benefits paid from
the pension fund	(556,419)	562,442	6,023
the Group	(80,603)	—	(80,603)
Business combinations	46,291	—	46,291
Exchange differences on foreign plans	(369,588)	181,580	(188,008)

Balance at December 31, 2021	11,424,860	(5,863,264)	5,561,596

Service cost
Current service cost	141,458	—	141,458
Past service cost and gain on settlements	(100)	—	(100)
Net interest expense (income)	118,489	(79,441)	39,048

Recognized in profit or loss	259,847	(79,441)	180,406

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(324,510)	(324,510)
Actuarial (gain) loss
Changes in financial assumptions	(1,053,680)	—	(1,053,680)
Experience adjustments	217,658	—	217,658
Changes in demographic assumptions	(507)	—	(507)

Recognized in other comprehensive income	(836,529)	(324,510)	(1,161,039)

Contributions from the employer	—	(736,508)	(736,508)
Benefits paid from
the pension fund	(571,930)	571,930	—
the Group	(115,695)	—	(115,695)
Assets extinguished on settlement	(2,920)	—	(2,920)
Exchange differences on foreign plans	104,364	(46,084)	58,280

Balance at December 31, 2022	10,261,997	(6,477,877)	3,784,120

Service cost
Current service cost	126,956	—	126,956
Past service cost and loss on settlements	1,194	—	1,194
Net interest expense (income)	236,102	(173,994)	62,108
Other termination benefit cost	7,822	—	7,822

Recognized in profit or loss	372,074	(173,994)	198,080

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(9,327)	(9,327)
Actuarial (gain) loss
Changes in financial assumptions	391,077	—	391,077

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$

Experience adjustments	$(309,843)	$—	$(309,843)
Changes in demographic assumptions	(6,476)	—	(6,476)

Recognized in other comprehensive income	74,758	(9,327)	65,431

Contributions from the employer	—	(597,870)	(597,870)
Benefits paid from
the pension fund	(609,975)	609,975	—
the Group	(79,659)	—	(79,659)
Liabilities extinguished on settlement	(2,830)	—	(2,830)
Liabilities assumed in a business combination	188,364	—	188,364
Exchange differences on foreign plans	(10,881)	32,035	21,154

Balance at December 31, 2023	$10,193,848	$(6,617,058)	$3,576,790

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2023	$335,140	$(211,557)	$123,583

Service cost
Current service cost	4,146	—	4,146
Past service cost and loss on settlements	39	—	39
Net interest expense (income)	7,711	(5,682)	2,029
Other benefit cost	255	—	255

Recognized in profit or loss	12,151	(5,682)	6,469

Remeasurement
Return on plan assets (excluding amounts included in net interest)	—	(305)	(305)
Actuarial (gain) loss
Changes in financial assumptions	12,772	—	12,772
Experience adjustments	(10,119)	—	(10,119)
Changes in demographic assumptions	(211)	—	(211)

Recognized in other comprehensive income	2,442	(305)	2,137

Contributions from the employer	—	(19,526)	(19,526)
Benefits paid from
the pension fund	(19,921)	19,921	—
the Group	(2,602)	—	(2,602)

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liabilities (Assets)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Liabilities extinguished on settlement	$(92)	$—	$(92)
Liabilities assumed in a business combination	6,152	—	6,152
Exchange differences on foreign plans	(355)	1,046	691

Balance at December 31, 2023	$332,915	$(216,103)	$116,812

Summary of Fair Value of the Plan Assets by Major Categories	The fair value of the plan assets by major categories at each balance sheet date was as follows:

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Cash	$2,351,189	$2,373,133	$77,503
Equity instruments	2,839,966	2,872,293	93,805
Debt instruments	1,079,917	1,117,087	36,482
Others	206,805	254,545	8,313

Total	$6,477,877	$6,617,058	$216,103

Summary of Key Assumptions Used for the Actuarial Valuations	The present value of the defined benefit obligation and the related current service cost and past service cost were measured using the Projected Unit Credit Method. Except the pension plans for executive managers, the key assumptions used for the actuarial valuations were as follow:

	December 31
	2022	2023

Discount rates (%)	0.05-5.63	0.16-4.91
Expected rates of salary increase (%)	1.00-3.96	1.00-4.06

Summary of Sensitivity Analysis on Defined Obligations

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Discount rate
0.5% higher	$(437,529)	$(421,758)	$(13,774)

0.5% lower	$472,595	$455,520	$14,877

Expected rates of salary increase
0.5% higher	$444,815	$425,080	$13,882

0.5% lower	$(416,488)	$(397,988)	$(12,998)

Summary of Maturity Analysis of Undiscounted Pension Benefit	Maturity analysis of undiscounted pension benefit

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

No later than 1 year	$646,243	$675,526	$22,062
Later than 1 year but not later than 5 years	2,760,990	2,719,262	88,807
Later than 5 years	9,930,085	10,022,055	327,304

	$13,337,318	$13,416,843	$438,173